Stock Based Compensation - Schedule of Weighted Average Assumptions Used as Inputs to Black-Scholes Model (Detail) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted average grant date fair value	$ 6.90	$ 5.29	$ 5.53	$ 4.25
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected stock price volatility	66.00%	65.00%	65.00%	62.00%
Risk-free interest rate	1.74%	1.19%	1.29%	1.56%
Expected life of options (in years)	6 years 2 months 12 days	5 years 10 months 25 days	6 years	5 years 10 months 25 days